Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Schedule of Intangibles Assets	The following summarizes the Companies’ intangibles assets as of September 30, 2023 and December 31, 2022:
	September 30,	December 31,
	2023	2022
Client List	$1,851,000	$1,851,000
Noncompete Agreement	354.300	354,300
Trademark	852,700	852,700
Other Intangible Assets	45,835	41,819
Accumulated amortization	(917,861)	(370,245)
	$2,185,974	$2,729,574
The following summarizes the Companies’ intangibles assets as of December 31, 2022 and 2021:
	December 31,	December 31,
	2022	2021
Client List	$1,824,400	$186,000
Noncompete Agreement	380,900	5,300
Trademark	852,700	85,900
Other Intangible Assets	41,819	-
Accumulated amortization	(370,245)	(38,005)
	$2,729,574	$239,195

Schedule of Expected Future Amortization Expense of Intangible Assets	Expected future amortization expense of intangible assets as of September 30, 2023 is as follows:
Remainder of 2023	184,181
2024	667,551
2025	548,521
2026	503,239
2027	282,482
$2,185,974
Expected future amortization expense of intangible assets as of December 31, 2022 is as follows:
2023	739,193
2024	673,627
2025	541,862
2026	497,497
2027	277,396
$2,729,574